Earnings per share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	4,975,247	4,233,182	4,975,247	4,233,182	4,561,249
Number of shares excluded from diluted shares outstanding (in shares)	1,517	28,890	7,017	0